EDGAR

August 28, 1997



U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  John Declaration Trust
         John Hancock V.A. International Fund
         John Hancock V.A. Financial Industries Fund
         John Hancock V.A. Emerging Growth Fund
         John Hancock V.A. Discovery Fund
         John Hancock V.A. Independence Equity Fund
         John Hancock V.A. Sovereign Investors Fund
         John Hancock V.A. 500 Index Fund
         John Hancock V.A. Sovereign Bond Fund
         John Hancock V.A. Strategic Income Fund
         John Hancock V.A. World Bond Fund
         John Hancock V.A. Money Market Fund

        File Nos. 811-07437; 33-64465

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectus dated May 1, 1997 and Statement of Additional Information dated May 1, 1997 for the above-captioned registrant that would have been filed under paragraph (b) or (c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement that has been filed electronically.

                                                     Sincerely,

                                                     /s/Joan O'Neill

                                                     Joan O'Neill